GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 102,000,000	$ 0
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, beginning of year	0	0
Acquisition from business combination	102,000,000	0
Impairment	0	0
Balance, end of year	102,000,000	$ 0
Direct Insurance Segment | Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 102,000,000